Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contractholder funds
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on hedged risk	$ 41	$ 48	$ (13)
Contractholder funds | Interest credited to contractholder funds
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on hedged risk	41	48	(13)
Investments;
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on hedged risk	(26)	33	(164)
Investments; | Net investment income.
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on hedged risk	26	33	(164)
Interest rate contracts
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	11	(24)	150
Interest rate contracts | Interest credited to contractholder funds
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	(7)		(26)
Interest rate contracts | Net investment income.
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	(26)	(33)	164
Interest rate contracts | Realized capital gains and losses
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	(8)	9	12
Foreign currency and interest rate contracts
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	(34)	(50)	30
Foreign currency and interest rate contracts | Interest credited to contractholder funds
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	(34)	(48)	39
Foreign currency and interest rate contracts | Realized capital gains and losses
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives		$ (2)	$ (9)